INCOME TAXES - Reconciliation of Income Taxes (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Income Tax [Abstract]
(Loss) earnings before income taxes	$ (390.4)	$ 292.4
Canadian statutory income tax rates (in percent)	26.50%	26.53%
Income taxes at Canadian statutory rates	$ (103.5)	$ 77.6
Effect of differences in tax rates in other jurisdictions	7.4	(4.0)
Non-deductible impairment of goodwill	41.6	0.0
Unrecognized tax benefits	18.3	0.9
Non-taxable revenues	(4.1)	(3.2)
Tax impact on after-tax profit of equity accounted investees	(18.8)	(13.0)
Prior years' tax adjustments	(14.4)	1.1
Other	0.7	3.2
Income tax (recovery) expense	$ (72.8)	$ 62.6
Effective tax rate (in percent)	19.00%	21.00%